LONG-TERM INVESTMENTS - Schedule (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Investment holdings
Long-term investments	$ 153,294	¥ 1,064,321	¥ 344,242
Available-for-sale securities | Quanjude
Investment holdings
Long-term investments		159,305	166,546
Available-for-sale securities | Tang Palace
Investment holdings
Long-term investments		18,856
Available-for-sale securities | Banyan Tree
Investment holdings
Long-term investments		26,784
Available-for-sale securities | Cjia
Investment holdings
Long-term investments		42,140
Cost-method investments | BJ UBOX
Investment holdings
Long-term investments		48,220	48,220
Cost-method investments | BJ GOOAGOO
Investment holdings
Long-term investments		60,000	59,939
Cost-method investments | Founder Service
Investment holdings
Long-term investments		45,000	20,000
Cost-method investments | Qingpu
Investment holdings
Long-term investments		17,143	17,143
Cost-method investments | Other investments
Investment holdings
Long-term investments		2,208
Equity-method investments | Sheen Star
Investment holdings
Long-term investments		20,862	20,862
Equity-method investments | Yibang
Investment holdings
Long-term investments			770
Equity-method investments | Distrii
Investment holdings
Long-term investments		28,562
Equity-method investments | AAPC LUB
Investment holdings
Long-term investments		446,100
Equity-method investments | China Young
Investment holdings
Long-term investments		43,054
Equity-method investments | CREATER
Investment holdings
Long-term investments		100,000
Equity-method investments | Other investments
Investment holdings
Long-term investments		¥ 6,087	¥ 10,762